Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

Note 10 — Stockholders’ Equity

Preferred Stock

On March 25, 2020, the Company filed a certificate of amendment to the Company’s articles of incorporation with the Secretary of State of the State of Nevada in order to: (i) increase the number of shares of the Company’s authorized preferred stock, par value $0.001 per share, from 0 shares to 30,000,000 shares of preferred stock; (ii) clarify the application of the forum selection clause in the Company’s amended and restated articles of incorporation, specifically that such clause does not apply to federal causes of actions arising under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended (the “Exchange Act”); and (iii) include affirmative changes to correspond to the Company’s First Amended and Restated Bylaws, confirming that the Company’s shareholders may vote by written consent. As of September 30, 2020 and December 31, 2019, there were 0 shares of preferred stock issued and outstanding, respectively. Please see Note 11 — Subsequent Events for further information.

Stock-Based Compensation

On September 6, 2018, the Company’s board of directors approved an amendment and restatement of the Company’s omnibus incentive plan solely to reflect the Company’s name change to Edison Nation, Inc. Thus, the Vinco Ventures, Inc. Omnibus Incentive Plan (the “Plan”) which remains effective as of February 9, 2018, provides for the issuance of up to 1,764,705 shares of common stock to help align the interests of management and our stockholders and reward our executive officers for improved Company performance. Stock incentive awards under the Plan can be in the form of stock options, restricted stock units, performance awards and restricted stock that are made to employees, directors and service providers. Awards are subject to forfeiture until vesting conditions have been satisfied under the terms of the award. The exercise price of stock options is equal to the fair market value of the underlying Company common stock on the date of grant.

On July 15, 2020, the Company filed a Registration Statement on Form S-8 registering 1,764,705 shares of common stock to be issued as stock-based incentives under the Company’s Amended and Restated Edison Nation, Inc. Omnibus Incentive Plan.

The following table summarizes stock option award activity for the nine months ended September 30, 2020:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance, January 1, 2020	80,000	$7.01	3.7	-
Granted	-	-	-	-
Balance, September 30, 2020	80,000	$7.01	3.2	-
Exercisable, September 30, 2020	80,000	$7.01	3.2	-

As of September 30, 2020, there were no unvested options to purchase shares of the Company’s common stock and there was no unrecognized equity-based compensation expense that the Company expected to recognize over a remaining weighted-average period.

From time to time, the Company grants shares of common stock to consultants and non-employee vendors for services performed. The awards are valued at the market value of the underlying common stock at the date of grant and vest based on the terms of the contract which is usually upon grant.

Note 15 — Stockholders’ Equity

Common Stock

The Company issued 1,312,520 shares of common stock related to the IPO, at a public offering price of $5.00 per share in August 2018. The Company received gross proceeds of $6,562,600 and net proceeds of $5,315,176 after deducting underwriter commissions and expenses of $714,802, legal fees of $157,358, escrow closing fees of $4,000 and other direct offering expenses which together aggregate $1,204,030. As of December 31, 2019 and 2018, there were 8,015,756 and 5,654,930 shares of common stock issued and outstanding, respectively.

On October 2, 2019, Edison Nation, Inc. (the “Company”) entered into a Share Purchase Agreement (the “PIPE Purchase Agreement”) with certain accredited investors (collectively, the “Investors”) for the private placement of 1,175,000 shares of the Company’s common stock, $0.001 par value per share, at a purchase price of $2.00 per share (the “PIPE Transaction”). The PIPE Purchase Agreement contained certain closing conditions relating to the sale of securities, representations and warranties by the Company and the Investors, as well as covenants of the Company and the Investors (including indemnification from the Company in the event of breaches of its representations and warranties), all of which the Company believes are customary for transactions of this type.

Stock-Based Compensation

On September 6, 2018, the Company’s board of directors approved an amendment and restatement of the Company’s omnibus incentive plan solely to reflect the Company’s name change to Edison Nation, Inc. Thus, the Edison Nation, Inc. Omnibus Incentive Plan (the “Plan”) which remains effective as of February 9, 2018, provides for the issuance of up to 1,764,705 shares of common stock to help align the interests of management and our stockholders and reward our executive officers for improved Company performance. Stock incentive awards under the Plan can be in the form of stock options, restricted stock units, performance awards and restricted stock that are made to employees, directors and service providers. Awards are subject to forfeiture until vesting conditions have been satisfied under the terms of the award. The exercise price of stock options are equal to the fair market value of the underlying Company common stock on the date of grant.

	For the Twelve Months Ended December 31,
	2019	2018
Stock option awards	$175,675	$304,745
Non-employee awards	1,564,670	2,329,874
Restricted stock unit awards	447,300	559,499
Phantom stock awards	112,270	54,048
	$2,299,915	$3,248,166

The stock-based compensation is included in selling, general and administrative expense for the twelve months ended December 31, 2019 and 2018.

For the year ended December 31, 2018, the Company recorded stock-based compensation expense of $3,248,166, of which 1,721,250, related to the assumption of certain consulting agreements which were satisfied by the principal stockholder of SRM transferring 344,250 shares to the consultants.

The following table summarizes stock option award activity during 2019:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance, January 1, 2019	290,000	$5.55	4.2	-
Granted	-	-	-	-
Forfeited	(210,000)	5.00	-	-
Balance, December 31, 2019	80,000	7.01	3.7	-
Exercisable, December 31, 2019	53,333	7.01	3.7	-

As of December 31, 2019, there were 26,667 unvested options to purchase shares of the Company’s common stock or $46,605 of total unrecognized equity-based compensation expense that the Company expected to recognize over a remaining weighted-average period of 1 year.

From time to time, the Company grants shares of common stock to consultants and non-employee vendors for services performed. The awards are valued at the market value of the underlying common stock at the date of grant and vest based on the terms of the contract which is usually upon grant.

Pipe Financing

On October 2, 2019, Edison Nation, Inc. (the “Company”) entered into a Share Purchase Agreement (the “PIPE Purchase Agreement”) with certain accredited investors (collectively, the “Investors”) for the private placement of 1,175,000 shares of the Company’s common stock, $0.001 par value per share, at a purchase price of $2.00 per share (the “PIPE Transaction”). The PIPE Purchase Agreement contained certain closing conditions relating to the sale of securities, representations and warranties by the Company and the Investors, as well as covenants of the Company and the Investors (including indemnification from the Company in the event of breaches of its representations and warranties), all of which the Company believes are customary for transactions of this type.

In a series of three closings conducted in October 2019, the Company received net proceeds of $2,039,303 which consisted of $2,350,000 of gross proceeds offset by $310,697 of fees to placement agent and their lawyers. Alexander Capital, LP (“Alexander Capital”), a FINRA registered broker dealer, acted as placement agent with respect to the PIPE Transaction. In connection with the PIPE Transaction, Alexander Capital received a commission of $141,000, a debt restructuring fee of $64,208, a debt conversion fee of 15,889, a placement fee of $33,600 and warrants to purchase 70,500 shares of the Company’s common stock, at an exercise price of $2.50 per share (the “Placement Agent Warrants”).

In connection with the PIPE Purchase Agreement, the Company entered into Registration Rights Agreements with each of the Investors (the “Registration Rights Agreement”), pursuant to which the Company is required to prepare and file a registration statement (the “Registration Statement”) with the United States Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended, covering the resale of the shares of common stock issued to the Investors under the PIPE Purchase Agreement, as well as the Placement Agent Warrants. The Company will be required to have such Registration Statement declared effective by the SEC within 90 calendar days (or 120 calendar days in the event of a “full review” by the SEC) following the applicable closing date of the PIPE Transaction. The registration statement was not filed or declared effective within the timeframe set forth in the Registration Rights Agreements, and the Company is obligated to pay the Investors an amount equal to 1% of the total purchase price of the common stock per month (up to a maximum of 8% in the aggregate) until such failure is cured. The Registration Rights Agreement also contains mutual indemnifications by the Company and each Investor, which the Company believes are customary for transactions of this type.

In connection with the PIPE transaction, the convertible notes entered into on May 13, 2019 were also converted at $2.00 per share into 560,185 shares of the Company’s common stock.

In addition, the Company issued warrants to the placement agent in the PIPE Financing of a value equal to six percent (6%) of the aggregate number of PIPE Shares, whereby the exercise price is 125% of the price at which the shares were issued in such offering.

Selling Agent Agreement

In connection with the IPO, the Company agreed to issue to the selling agent in the IPO, warrants to purchase a number of shares of the common stock equal to 5.0% of the total shares of common stock sold in any closing of the IPO, excluding shares purchased by investors sourced via alternative funding platforms (the “Selling Agent Warrants”). The Selling Agent Warrants are exercisable commencing on the qualification date of the IPO and have a term of 5 years. The Selling Agent Warrants are not redeemable by the Company. The exercise price for the Selling Agent Warrants is 20% greater than the IPO offering price, or $6.00 per share. On August 16, 2018, the Company issued 65,626 of Selling Agent Warrants that are exercisable for 65,626 shares of the Company’s common stock.